Commitments and Contingent Liabilities (Details) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)
Commitments and Contingent Liabilities [Line Items]
Unavoidable present	$ 266.9		$ 187.5
Customer prepayments	701.5			$ 190.3
Defense costs (in Dollars)		$ 50.0
PSP [Member]
Commitments and Contingent Liabilities [Line Items]
Interest and penalties	$ 126.7